UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3150

BMC Fund, Inc.

800 Hickory Blvd. SW

Lenoir, NC 28645

(Address of principal executive offices) (Zip code)

Carol Frye

800 Hickory Blvd. SW

Lenoir, NC 28645

(Name and address of agent for service)

Registrant’s telephone number, including area code: 828-758-6100

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2018

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
CORPORATE BONDS:
BOEING CAP CORP		2.900%	8/15/2018	$500,000	$500,264	$500,084
COCA COLA CO		0.875%	11/1/2018	1,000,000	1,000,424	998,998
STARBUCKS CORP		2.000%	12/5/2018	1,000,000	1,002,273	997,561
APPLE INC		1.700%	2/22/2019	1,000,000	1,001,652	996,530
RAYTHEON CO		4.400%	2/15/2020	500,000	521,362	511,425
WALT DISNEY CO		1.800%	6/5/2020	1,000,000	979,323	977,293
HERTZ CORP		5.875%	10/15/2020	200,000	201,527	197,720
BRINKER INTL INC		3.875%	5/15/2023	100,000	98,491	94,250
DISH DBS CORP		5.875%	7/15/2022	100,000	96,637	93,500
INGLES MKTS INC		5.750%	6/15/2023	200,000	200,843	200,500
DAVITA INC		5.125%	7/15/2024	200,000	200,279	194,625
VOYA FINANCIAL INC		5.650%	5/15/2053	150,000	150,000	151,269
LINCOLN NATL CORP IND		7.000%	5/17/2066	125,000	94,490	118,125
FPL GROUP CAP INC		6.350%	10/1/2066	586,000	562,588	564,125
PP&L CAP FUNDING FLT RATE		6.700%	3/30/2067	500,000	500,000	490,475
WISCONSIN ENERGY		6.250%	5/15/2067	250,000	241,280	245,000
JP MORGAN CHASE CAP XXIII		0.000%	5/15/2077	250,000	232,237	220,000
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	1,661,825	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	545,945	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	1,383,697	-
				14,161,000	11,175,137	7,551,480	7.10%

MUNICIPAL BONDS:
VIRGIN ISLANDS PUB FIN AUTH		6.625%	10/1/2029	100,000	85,574	92,500
VIRGIN ISLANDS PUB FIN AUTH		6.750%	10/1/2037	1,200,000	991,903	1,110,000
				1,300,000	1,077,477	1,202,500	1.13%

TOTAL INVESTMENTS IN FIXED INCOME				$15,461,000	$12,252,614	$8,753,980	8.23%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2018

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
BLACKROCK FLOAT RATE INC STRAT	1,500.00	$19,596	$20,610
BLACKROCK TAX MUNICIPAL SHS	10,000.00	220,813	219,900
DOUBLELINE LOW DURATION BOND I	49,603.18	500,000	493,056
DOUBLELINE ULTRA SHORT BOND I	49,850.45	500,000	500,498
DOUBLELINE TOTAL RETURN BOND I	226,010.04	2,500,000	2,345,984
GUGGENHEIM TAXABLE MUNI MG	10,000.00	213,921	214,900
INVESCO SENIOR LOAN ETF	10,000.00	233,150	230,200
LOOMIS SAYLES BOND INSTITUTIONAL	120,930.18	1,612,500	1,638,604
NUVEEN PFD & INCOME TE COM	5,000.00	116,924	115,650
OSTERWEIS STRATEGIC INCOME	19,861.83	230,000	223,247
PIMCO FDS INCOME FUND INSTL	128,944.70	1,500,000	1,547,336
PIMCO STRATEGIC INCOME FUND	5,000.00	47,590	49,950
VANGUARD SHORT TERM INVT-GRADE ADM SHS	46,772.69	500,000	488,775
VANGUARD SHORT TERM CORP BOND ADM SHS	22,967.39	500,000	487,598
TOTAL BOND MUTUAL FUNDS		8,694,494	8,576,308	8.06%

STOCK MUTUAL FUNDS:

INTERNATIONAL EQUITIES
Foreign Large Growth
VANGUARD INTL DIVIDEND APPR ETF	3,000.00	197,873	199,215	0.19%

SPECIALTY FUNDS
Conservative Allocation
VANGUARD WELLESLEY INCOME INV SHS	20,045.04	422,892	531,996	0.50%

Financial
SPDR S&P REGIONAL BANKING	4,500.00	249,908	276,795	0.26%

Technology
FIRST TRUST NASDAQ TECH DIV ETF	3,000.00	109,009	110,010	0.10%

Consumer Discretionary
VANGUARD CONSUMER DISCRETIONARY ETF	2,265.00	299,965	389,829	0.37%

Industrials
VANGUARD INDUSTRIALS INDEX ADM SHARES	4,695.57	300,000	349,773	0.33%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2018

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:

Large Cap Blend
COOK & BYNUM FUND		65,145.23	1,000,000	1,062,519
INVESCO INTL DIV ACHIEV ETF		6,600.00	99,412	106,128
PRIMECAP ODYSSEY STOCK		18,525.38	500,000	619,489
VANGUARD 500 INDEX INVESTOR SHARES		2,383.00	500,000	620,295
AMG YACKTMAN I		24,771.08	506,985	592,276
			2,606,397	3,000,707	2.82%

Large Cap Growth
PARNASSUS CORE EQUITY INVESTOR		12,603.98	500,000	574,868	0.54%

Mid Cap Blend
AKRE FOCUS FUND INSTL		10,855.41	250,000	400,890	0.38%

Diversified Emerging Markets
ISHARES CORE MSCI EMERGING		1,630.00	99,518	88,183
VANGUARD EMERGING MKTS SEL STOCK INV SHS	[3]	10,513.04	250,000	230,761
			349,518	318,944	0.30%

Moderate Allocation
FPA CRESCENT PORTFOLIO		49,409.16	1,525,303	1,759,954	1.65%

Precious Metals
ISHARES SILVER TRUST	[3]	23,802.00	399,993	347,747
SPDR GOLD SHARES	[3]	6,000.00	608,120	695,940
VANECK VECTORS GOLD MINERS		20,832.00	637,277	443,305
			1,645,390	1,486,992	1.40%

Utilities
REAVES UTILITY INCOME FUND		2,000.00	66,620	60,640
UTILITIES SELECT SECTOR SPDR		11,000.00	357,288	580,690
			423,908	641,330	0.60%

TOTAL SPECIALTY FUNDS			8,682,290	9,842,088	9.25%

TOTAL STOCK MUTUAL FUNDS			8,880,163	10,041,303	9.44%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$17,574,657	$18,617,611	17.50%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2018

				Percent
			Market	of Net
Company Name		Cost	Value	Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
ELLIOTT ASSOCIATES LP CL A	[2,3]	$2,000,000	$4,928,483
ELLIOTT ASSOCIATES LP CL B	[2,3]	1,000,000	1,233,400
GRAHAM INSTITUTIONAL PARTNERS LP	[2,3]	2,365,123	2,553,791
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	2,500,000	4,039,648
INFINITY PREMIER FUND, LP	[2,3]	3,500,000	3,992,418
LITESPEED PARTNERS, LP	[2,3]	2,500,000	3,180,827
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2,3]	-	129,736
OAKTREE ENHANCED INCOME FUND II, LP	[2,3]	1,898,152	2,337,729
OLD WELL EMERGING MARKETS FUND	[2,3]	250,000	226,566
PRIVET FUND LP	[2,3]	1,000,000	1,706,540
SEGRA RESOURCE ONSHORE PARTNERS, LP	[2,3]	250,000	264,931
STARK INVESTMENTS LP	[2,3]	25,851	68,716
TRIARII CAPITAL PARTNERS LP	[2,3]	1,000,000	1,025,067
VIRGO SOCIETAS III (ONSHORE) LP	[2,3]	1,469,833	2,077,084
WALNUT INVESTMENT PARTNERS	[2,3]	235,567	-
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A1	[2,3]	1,300,000	1,455,486
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A34	[2,3]	50,000	49,462
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A35	[2,3]	50,000	48,123
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A36	[2,3]	50,000	48,438
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A37	[2,3]	50,000	48,173
TOTAL LIMITED PARTNERSHIPS		21,494,526	29,414,618	27.65%

TOTAL OTHER INVESTMENTS		$21,494,526	$29,414,618	27.65%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2018

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

CONSUMER DISCRETIONARY
Retailing	1,000.00	ALIBABA GROUP HLDG LTD SPO		$192,182	$187,230
	5,000.00	DOLLAR GEN CORP COM		353,530	490,750
	7,500.00	DOLLAR TREE INC COM	[3]	585,493	684,600
				1,131,205	1,362,580	1.28%

TOTAL CONSUMER DISCRETIONARY				1,131,205	1,362,580	1.28%

CONSUMER STAPLES
Food & Staples Retailing	10,000.00	WALGREENS BOOTS ALLIAN COM		652,690	676,200	0.64%

Food, Beverage & Tobacco	1,000.00	ANHEUSER-BUSCH INBEV SA/NV		116,553	101,720
	1,500.00	CONSTELLATION BRANDS CL A		136,079	315,345
	500.00	GENERAL MILLS INC COM		20,240	23,030
	5,000.00	NESTLE S A SPONSORED ADR		207,740	407,550
	1,000.00	STARBUCKS CORPORATION		54,224	52,390
				534,836	900,035	0.85%

Household & Personal Products	275.00	PROCTER & GAMBLE CO COM		18,418	22,242	0.02%

TOTAL CONSUMER STAPLES				1,205,944	1,598,477	1.50%

ENERGY
Energy	3,800.00	CHEVRON CORP		402,913	479,826
	4,404.00	EXXON MOBIL CORP COM		378,442	358,970
	5,000.00	GENERAL ELECTRIC CO		68,524	68,150
	2,000.00	NGL ENERGY PARTNERS LP COM		23,880	24,700
	4,800.00	OCCIDENTAL PETROLEUM COM		380,566	402,864
	3,500.00	PHILLIPS 66 COM		375,015	431,690
	1,500.00	ROYAL DUTCH SHELL ADR A		100,414	102,555
	2,000.00	SCHLUMBERGER LTD COM		144,832	135,040
	9,000.00	SUNOCO INC COM		215,850	240,210
	4,500.00	VALERO ENERGY CORP COM STK		300,371	532,575
				2,390,807	2,776,580	2.61%

Natural Resources	3,500.00	OASIS MIDSTREAM PARTNERS COM		64,813	69,230
	3,000.00	TECK RESOURCES LTD CL B		91,902	78,090
				156,715	147,320	0.14%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2018

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

Pipelines	3,000.00	AECOM COM		102,091	100,680
	3,000.00	BP PRUDHOE BAY ROYALTY TRU		256,047	82,800
	2,000.00	BUCKEYE PARTNERS LP COM		124,792	69,380
	3,500.00	DELEK LOGISTICS PARTNERS LP		103,142	102,725
	10,000.00	ENERGY TRANSFER PARTNERS LP		234,907	209,600
	2,000.00	GASLOG PARTNERS LP UNIT LT		49,779	50,300
	4,000.00	GOLAR LNG PARTNERS LP		87,880	65,640
	5,000.00	GREEN PLAINS PARTNERS COM		102,799	82,000
	10.00	ONEOK INC COM		520	704
	4,500.00	SPECTRA ENERGY PARTNERS LP		169,572	166,365
	6,000.00	TALLGRASS ENERGY PARTNERS COM		125,895	139,980
	5,000.00	USA COMPRESSION PARTNERS COM		86,262	81,450
				1,443,686	1,151,624	1.08%

TOTAL ENERGY				3,991,208	4,075,524	3.83%

FINANCIALS
Banks	30,000.00	ALLY FINANCIAL INC COM		624,038	802,800
	5,000.00	BANK OF AMERICA CORP COM		96,603	154,400
	5,000.00	BB&T CORP COM		215,613	254,050
	3,000.00	PACWEST BANCORP DEL COM		148,845	150,660
	2,500.00	WELLS FARGO & CO DEL COM		113,117	143,225
				1,198,216	1,505,135	1.41%

Diversified Financials	7,000.00	ALLIANCE BERNSTEIN HLDG UN		153,050	211,400
	5,000.00	ANNALY CAP MGMT INC COM		82,125	53,600
	7,500.00	ARLINGTON ASSET INVT C CL		106,244	78,900
	2,500.00	BERKSHIRE HATHAWAY INC CL B	[3]	185,407	494,675
	6,000.00	BLACKSTONE MTG TR INC COM		178,620	198,840
	2,000.00	CAPITAL ONE FINL CORP COM		161,936	188,640
	78,455.00	CAPITALA FINANCE CORP COM		1,363,703	675,498
	8,000.00	CARLYLE GROUP LP COM		201,185	194,800
	800.00	CME GROUP		129,728	127,296
	15,000.00	GOLUB CAPITAL BDC INC COM		226,480	282,750
	1,000.00	INTERCONTINENTAL EXCHANGE COM		74,845	73,910
	200.00	LENDINGTREE INC NEW COM		60,866	47,760
	5,000.00	NEW YORK MTG TR INC COM PA		35,055	31,050
	28,000.00	OAKTREE CAPITAL GROUP LLC UNIT		1,224,798	1,188,600
	10,000.00	OXFORD LANE CAP CORP COM		110,256	111,200
	23,000.00	THE BLACKSTONE GROUP LP		722,045	803,160
				5,016,343	4,762,079	4.48%

Insurance	1,500.00	AON PLC SHS CL A		121,687	215,325
	5,000.00	OLD REP INTL CORP COM		84,276	106,550
	2,500.00	TRAVELERS COMPANIES COM		203,356	325,350
	5,000.00	ZURICH INS GROUP LTD SPONS ARD		148,815	153,450
				558,134	800,675	0.75%
TOTAL FINANCIALS				6,772,693	7,067,889	6.64%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2018

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

HEALTH CARE
Health Care Equipment & Services	2,500.00	DAVITA HEALTHCARE PART COM	[3]	157,625	175,700
	5,000.00	HOLOGIC INC COM	[3]	216,378	214,550
	3,550.00	LABORATORY CORP AMER HLDGS	[3]	376,591	622,457
	3,000.00	QUEST DIAGNOSTICS INC COM		168,045	323,160
	10,000.00	MCKESSON CORP COM		1,395,085	1,256,000
				2,313,724	2,591,867	2.44%

Pharmaceuticals & Biotechnology	38.00	AMGEN INC COM		5,707	7,469
	2,500.00	ABBVIE INC		229,812	230,575
	5,000.00	ALLERGAN PLC SHS		802,434	920,450
	10,000.00	ASTRAZENECA PLC SPONSORED		235,531	391,300
	1,000.00	IQVIA HOLDINGS INC COM		99,090	121,940
	3,000.00	ELI LILLY & CO COM		132,159	296,430
	500.00	MERCK & CO INC COM		26,583	32,935
	500.00	PFIZER INC COM		12,068	19,965
	1,000.00	SEATTLE GENETICS INC COM		49,131	70,400
				1,592,515	2,091,464	1.97%

TOTAL HEALTH CARE				3,906,239	4,683,331	4.40%

INDUSTRIALS
Capital Goods	500.00	3M COMPANY		71,565	106,160
	4,000.00	ABB LTD SPONSORED ADR	[3]	100,795	92,080
				172,360	198,240	0.19%

Commercial Services & Supplies	500.00	ECOLAB INC COM		52,645	70,350
	500.00	WASTE MGMT INC DEL COM		17,412	45,000
				70,057	115,350	0.11%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2018

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

Transportation	5,000.00	USD PARTNERS LP COM UT REP		56,643	52,250
				56,643	52,250	0.05%

TOTAL INDUSTRIALS				299,060	365,840	0.34%

INFORMATION TECHNOLOGY
Software & Services	1,101.00	ALPHABET INC CAP STK CL C	[3]	641,356	1,340,203
	15,000.00	CDK GLOBAL INC COM		691,038	936,750
	5,000.00	COGNIZANT TECHNOLOGY SOLUT		276,224	407,500
	4,000.00	FACEBOOK INC CL A	[3]	677,310	690,320
	3,500.00	MICROSOFT CORP COM		87,412	371,280
	4,000.00	ORACLE CORP COM		110,847	190,720
	10,000.00	SYNTEL INC COM	[3]	173,853	405,900
	3,000.00	TENCENT HLDGS LTD ADR		100,845	137,100
	4,000.00	WEIBO CORP		389,867	331,000
				3,148,752	4,810,773	4.52%

Technology Hardware & Equipment	3,500.00	APPLE INC COM		349,916	666,015
	5,700.00	CISCO SYSTEMS INC COM		111,359	241,053
	3,000.00	COMMSCOPE HLDG CO INC COM		106,952	96,330
	6,500.00	CORNING INC COM		181,607	215,670
	557.00	DELL TECHNOLOGIES INC COM	[3]	26,290	51,534
	3,500.00	INTEL CORP COM		73,338	168,350
	6,000.00	MICRON TECHNOLOGY INC COM	[3]	225,077	316,740
	4,000.00	QUALCOMM INC COM		247,977	256,360
	3,000.00	SEAGATE TECHNOLOGY SHS		121,463	157,860
				1,443,979	2,169,912	2.04%

TOTAL INFORMATION TECHNOLOGY				4,592,731	6,980,685	6.56%

MATERIALS	35,000.00	CAMECO CORP COM		323,282	378,000
	1,580.00	DOWDUPONT INC COM		97,247	108,656
	1,000.00	EAGLE MATERIALS INC COM		105,692	99,350
	4,000.00	LOUISIANA PACIFIC CORP	[3]	113,115	107,680
TOTAL MATERIALS				639,336	693,686	0.65%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2018

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:

REAL ESTATE	2,000.00	AMERICAN CAMPUS CMNTYS INC	77,890	82,500
	5,000.00	CARETRUST REIT INC COM	68,082	84,550
	1,000.00	DIGITAL RLTY TR INC COM	58,863	121,420
	9,000.00	EASTERLY GOVT PPTYS COM	155,041	170,550
	3,500.00	GEO GROUP INC COM	83,062	90,580
	10,000.00	HANNON ARMSTRONG SUST COM	153,105	195,900
	2,000.00	IRON MTN INC NEW COM	66,726	70,220
	4,000.00	LTC PPTYS TR INC COM R	159,295	168,680
	15,000.00	MEDICAL PPTYS TR INC COM	185,835	216,150
	2,000.00	OMEGA HEALTHCARE INVS COM	60,291	59,380
	6,000.00	PHYSICIANS RLTY TR COM	112,435	94,560
	13,000.00	STARWOOD PPTY TR INC COM	286,828	296,920
	6,000.00	TANGER FACTORY OUTLET COM	153,014	143,100
	3,000.00	VENTAS INC COM	195,931	169,140
	500.00	W P CAREY & CO LLC COM	31,927	32,690
TOTAL REAL ESTATE			1,848,325	1,996,340	1.88%

TELECOMMUNICATION SERVICES	3,000.00	AT&T CORP COM	84,046	95,910
	4,500.00	BCE INC COM	191,785	190,935
	2,000.00	SK TELECOM LTD SPONSORED A	27,904	49,580
	10,000.00	TELEFONICA BRASIL S.A.	144,120	110,400
	6,691.00	TELEFONICA S A SPONSORED ADR	110,736	60,487
	3,000.00	VODAFONE GROUP	84,944	73,650
TOTAL TELECOMMUNICATION SERVICES			643,535	580,962	0.55%

UTILITIES	500.00	AMERICAN STS WTR CO COM	19,159	30,060
	13,000.00	AMERIGAS PARTNERS LP COM	581,786	559,390
	6,500.00	DOMINION RES INC VA COM	330,756	466,115
	11,187.00	DUKE ENERGY CORP COM	845,127	913,083
	1,000.00	ENTERGY CORP NEW COM	69,388	81,280
	5,000.00	SOUTHERN CO COM	209,871	243,000
	2,256.00	WEC ENERGY GROUP INC COM	89,900	149,731
TOTAL UTILITIES			2,145,987	2,442,659	2.30%

TOTAL INVESTMENTS IN COMMON STOCKS			$27,176,263	$31,847,973	29.94%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2018

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

PUT OPTIONS:
ISHARES IBXX HI PUT OPTION, $85 EXP 9/21/18	[3]	125.00	$30,192	$6,000
INVESCO QQQ TR PUT OPTION, $160 EXP 9/21/18	[3]	50.00	11,260	5,500
INVESCO QQQ TR PUT OPTION, $165 EXP 12/21/18	[3]	100.00	47,767	40,900
SPDR S&P QT PUT OPTION, $270 EXP 9/21/18	[3]	25.00	11,989	4,125
TOTAL PUT OPTIONS			101,208	56,525	0.05%

TOTAL INVESTMENTS IN OPTIONS			$101,208	$56,525	0.05%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Concluded) (Unaudited)
July 31, 2018

		Coupon					Percent
		Interest	Maturity	Shares		Market	of Net
Company Name		Rate	Date	Held	Cost	Value	Assets

PREFERRED STOCKS:
BAC CAP TR XIV FLOATING RATE	[4,5]	4.09%	N/A	200,000.00	$179,500	$173,250
BANK OF AMERICA CORP FLOATING RATE	[4,5]	6.30%	N/A	300,000.00	319,500	319,500
CITIGROUP INC FIXED-FLOATING	[4,5]	5.95%	N/A	250,000.00	247,347	258,875
E TRADE FINANCIAL CORP FIXED-FLOATING	[4,5]	5.88%	N/A	250,000.00	249,687	256,250
GENERAL ELECTRIC CO PERP PFD SER B FIXED-FLOATING	[4,5]	4.10%	N/A	250,000.00	250,000	222,500
GOLDMAN SACHS CAP II FIXED-FLOATING	[4,5]	4.09%	N/A	250,000.00	229,998	210,625
JP MORGAN CHASE CAPITAL XXIII EXTENDABLE FLOATING	[4,5]	4.10%	5/15/47	150,000.00	148,409	139,980
MELLON CAP IV PFD CAP FIXED-FLOATING	[4,5]	4.09%	N/A	250,000.00	231,248	222,625
NEW YORK MTG TR INC PFD	[4]	7.75%	N/A	2,000.00	49,337	48,340
PNC FINANCIAL SVCS GROUP INC FIXED-FLOATING	[4,5]	4.85%	N/A	250,000.00	257,440	248,125
SUNTRUST BANKS INC. FIXED-FLOATING	[4,5]	5.05%	N/A	250,000.00	258,750	245,469
WACHOVIA CAP TRUST III FIXED-FLOATING	[4,5]	5.69%	N/A	1,450,000.00	1,437,500	1,443,620

TOTAL INVESTMENTS IN PREFERRED STOCKS					$3,858,716	$3,789,159	3.63%

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
July 31, 2018

			Market	Percent of
	Company Name	Cost	Value	Net Assets

Short-term Investments	Northern Institutional Treasury Portfolio Premier Shares	$11,106,778	$11,106,778	10.44%

TOTAL INVESTMENTS - MARKET VALUE			103,586,644	97.37%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			2,798,108	2.63%

TOTAL NET ASSETS			$106,384,752	100.00%

[1]	In default
[2]	Market value determined by the Fund's Board of Directors
[3]	Non-income producing security
[4]	Perpetual security. Maturity date is not applicable.
[5]	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2018

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

CALL OPTIONS:
DUKE ENERGY CO CALL OPTION, $77.50 EXP 10/19/18	[3]	(50.00)	$(7,275)	$(22,500)
DUKE ENERGY CO CALL OPTION, $80 EXP 1/18/19	[3]	(50.00)	(6,436)	(17,500)
EXXON MOBIL CP CALL OPTION, $85 EXP 10/19/18	[3]	(40.00)	(9,458)	(3,520)
GENERAL ELECTRIC CALL OPTION, $15 EXP 1/18/19	[3]	(50.00)	(3,168)	(2,350)
LENDING TREE INC CALL OPTION, $260 EXP 12/21/18	[3]	(2.00)	(5,057)	(3,340)
PHILLIPS 66 CALL OPTION, $130 EXP 11/16/18	[3]	(15.00)	(4,851)	(4,050)
TOTAL CALL OPTIONS - LIABILITIES			(36,245)	(53,260)	-0.05%

PUT OPTIONS:
ALIBABA GROUP HOLDING PUT OPTION, $175 EXP	[3]	(20.00)	(8,302)	(1,650)
ALIBABA GROUP HOLDING PUT OPTION, $150 EXP 10/19/18	[3]	(15.00)	(13,069)	(12,400)
ALPHABET INC PUT OPTION, $1110 EXP 9/21/18	[3]	(3.00)	(10,885)	(2,235)
ALPHABET INC PUT OPTION, $1110 EXP 12/21/18	[3]	(5.00)	(26,842)	(11,400)
AMAZON COM INC PUT OPTION, $1180 EXP 9/21/18	[3]	(5.00)	(17,367)	(260)
AMERISOURCE BERGEN PUT OPTION, $82 EXP 8/17/18	[3]	(52.00)	(13,180)	(14,820)
APPLE INC PUT OPTION, $160 EXP 1/18/19	[3]	(20.00)	(7,769)	(4,740)
AXOGEN INC PUT OPTION, $35 EXP 10/19/18	[3]	(25.00)	(5,711)	(2,500)
CAPITAL ONE PUT OPTION, $85 EXP 12/21/18	[3]	(25.00)	(6,161)	(5,125)
CME GROUP INC PUT OPTION, $150 EXP 12/21/18	[3]	(15.00)	(4,927)	(6,000)
CORESITE REALTY PUT OPTION, $95 EXP 10/19/18	[3]	(30.00)	(6,104)	(150)
CROWN CASTLE INTL REIT PUT OPTION, $100 EXP 1/18/19	[3]	(20.00)	(5,669)	(3,660)
FACEBOOK PUT OPTION, $130 EXP 9/21/18	[3]	(20.00)	(11,069)	(200)
FACEBOOK PUT OPTION, $140 EXP 8/17/18	[3]	(20.00)	(8,169)	(140)
FACEBOOK PUT OPTION, $175 EXP 9/21/18	[3]	(25.00)	(19,211)	(19,150)
GENERAL ELECTRIC PUT OPTION, $12 EXP 1/18/19	[3]	(50.00)	(2,523)	(1,850)
INVESCO QQQ TR PUT OPTION, $130 EXP 12/21/18	[3]	(100.00)	(8,522)	(5,900)
IQVIA HOLDINGS INC PUT OPTION, $90 EXP 11/16/18	[3]	(20.00)	(5,069)	(400)
IRON MTN INC PUT OPTION, $30 EXP 1/18/19	[3]	(30.00)	(2,654)	(1,650)
MICRON TECH PUT OPTION, $45 EXP 1/18/19	[3]	(25.00)	(7,236)	(6,200)
MICRON TECH PUT OPTION, $48 EXP 1/18/19	[3]	(25.00)	(7,836)	(8,750)
MICRON TECH PUT OPTION, $50 EXP 1/18/19	[3]	(30.00)	(9,854)	(13,200)
MICRON TECH PUT OPTION, $50 EXP 10/19/18	[3]	(20.00)	(5,669)	(5,800)
MORGAN STANLEY PUT OPTION, $50 EXP 1/18/19	[3]	(30.00)	(6,014)	(8,040)
PALO ALTO NETWK PUT OPTION, $175 EXP 9/21/18	[3]	(30.00)	(17,089)	(11,040)
PHILLIPS 66 PUT OPTION, $110 EXP 11/16/18	[3]	(15.00)	(5,231)	(2,325)
POWERSHARES QQQ PUT OPTION, $135 EXP 9/21/18	[3]	(5.00)	(1,702)	(60)
REDHAT INC PUT OPTION, $140 EXP 9/21/18	[3]	(10.00)	(5,825)	(5,350)
SPDR S&P 500 QT PUT OPTION, $250 EXP 9/21/18	[3]	(25.00)	(4,662)	(1,500)
WEIBO CORP PUT OPTION, $70 EXP 1/18/19	[3]	(50.00)	(10,154)	(10,500)
TOTAL PUT OPTIONS - LIABILITIES			(264,475)	(166,995)	-0.16%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(300,720)	$(220,255)	-0.21%

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2018

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

A.       Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B.       Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Realized gains and losses on foreign currency transactions are included with realized gains and losses on investments.

C.       Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2018

D.       Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2014 and thereafter are subject to possible future examinations by tax authorities.

E.       Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

F.       Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

G.       Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H.       Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2018

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes fair value information for assets and liabilities measured on a recurring basis as of July 31, 2018.

Asset Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$8,753,980	$-	$-	$8,753,980
Bond Mutual Funds	8,576,308	-	-	8,576,308
Stock Mutual Funds	10,041,303	-	-	10,041,303
Common Stocks – Publicly Traded	31,904,498	-	-	31,904,498
Preferred Stocks – Publicly Traded	3,789,159	-	-	3,789,159
Cash and Cash Equivalents	11,106,778	-	-	11,106,778
Limited Partnerships – Measured at NAV (2)	-	-	-	29,414,618
Total Investments	$74,172,026	$-	$-	$103,586,644

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2018

Liability Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Call Options	$(53,260)	$-	$-	$(53,260)
Put Options	(166,995)	-	-	(166,995)
Total Investments	$(220,255)	$-	$-	$(220,255)

(1)	There were no transfers between Level 1, Level 2 and Level 3 during the period.
(2)	Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as July 31, 2018, were as follows:

Gross appreciation (excess of value over tax cost)	$16,121,014
Gross depreciation (excess of tax cost over value)	(6,099,132)
Net unrealized appreciation	$10,021,882
Cost of investments for income tax purposes	$93,564,762

4.	OPTIONS WRITTEN

As of July 31, 2018, portfolio securities valued at $1,689,840 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the quarter ended July 31, 2018 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2017	1,535	$329,933
Options written	2,124	633,796
Options terminated in closing purchase transactions	(717)	(216,918)
Options expired	(1,748)	(389,934)
Options exercised	(242)	(56,157)
Options outstanding at July 31, 2018	952	$300,720

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2018

5.	PLEDGED COLLATERAL

As of July 31, 2018, cash in the amount of $23,308 was pledged as collateral for put options sold by the Company.

6.	IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $3,827,034 and have been assigned no value at July 31, 2018.

Item 2. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant’s management carried out an evaluation, under the supervision and with the participation of Registrant’s Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant’s disclosure controls and procedures pursuant to Rule 30a-3(c) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant’s disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant’s periodic SEC filings.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a92(a)) is attached hereto as Exhibit 99.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By /s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

September 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

September 13, 2018

/s/ M. Hunt Broyhill

M. Hunt Broyhill

Chairman and

President

September 13, 2018